Fair Value of Financial Instruments and Investments - Summary of Changes in Fair Value of Company's Level 3 Valuation for Warrant Liabilities and Series B Purchase Rights (Detail) (USD $)
In Thousands, unless otherwise specified
	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Warrant liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 110	$ 80	$ 205
Fair value of warrants issued		22	79
Fair value of purchase rights issued
Change in fair value during the period	441	8	(204)
Ending balance	551	110	80
Warrant liabilities [Member] | Series B-2 convertible preferred stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchase rights converted to convertible preferred stock
Warrant liabilities [Member] | Series B-3 convertible preferred stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchase rights converted to convertible preferred stock
Series B purchase rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	2,096
Fair value of warrants issued
Fair value of purchase rights issued		1,723
Change in fair value during the period	2,838	1,207
Purchase rights converted to convertible preferred stock		(834)
Ending balance		2,096
Series B purchase rights [Member] | Series B-2 convertible preferred stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of purchase rights issued		1,111
Purchase rights converted to convertible preferred stock		(834)
Series B purchase rights [Member] | Series B-3 convertible preferred stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of purchase rights issued		612
Purchase rights converted to convertible preferred stock	$ (4,934)